ACQUISITION (Details 4)	Jun. 30, 2022 CAD ($)
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Cash	$ 48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	$ 177,202